UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                          Midas Management Corporation
                               11 Hanover Square
                               New York, NY 10005

                         Form 13F File Number: 028-06269

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     John F. Ramirez
     Chief Compliance Officer
     1-212-480-6432

     /s/John F. Ramirez
     Midas Management Corporation
     February 9, 2010

     Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 70

Form 13F Table Value Total: $113,772
                            (Thousands)

List of Other Managers:

1. CEF Advisers, Inc.

                                                                                      MARKET          AMOUNT AND TYPE
          NAME OF ISSUER               TITLE OF CLASS              CUSIP        VALUE (THOUSANDS)  OF SECURITY (SH/PRN)
-------------------------------------------------------------------------------------------------------------------------
AGNICO EAGLE MINES                          COM                   008474108            4,320             80,000.00
ANGLOGOLD ASHANTI                           Sponsored ADR         035128206            4,018            100,000.00
APPLE COMPUTER INC                          COM                   037833100              527              2,500.00
BARRICK GOLD CORP                           COM                   067901108            5,988            152,051.00
BECTON DICKINSON & CO                       COM                   075887109              237              3,000.00
BERKSHIRE HATHAWAY                          COM                   084670207            3,549              1,080.00
BHP BILLITON LTD                            Sponsored ADR         088606108            4,250             55,500.00
BROOKFIELD ASST MGMT                        CL A LTD VT SH        112585104              399             18,000.00
CANADIAN NATURAL RESOURCES                  COM                   136385101              720             10,000.00
COMPANIA DE MINAS                           Sponsored ADR         204448104            5,112            152,746.00
COSTCO WHSL CORP NEW                        COM                   22160K105              592             10,000.00
ELDORADO GOLD CORP                          COM                   284902103            2,834            200,000.00
GENERAL ELECTRIC CO                         COM                   369604103              545             36,000.00
GOLDCORP INC                                COM                   380956409            4,421            112,385.00
GOLDMAN SACHS GROUP                         COM                   38141G104              658              3,900.00
GOOGLE INC CL A                             CL A                  38259P508            1,354              2,184.00
GREAT BASIN GOLD LTD                        COM                   390124105            1,710          1,000,000.00
HOVNANIAN ENTERPRISE                        CL A                  442487203               96             25,000.00
IAMGOLD CORP                                COM                   450913108            3,128            200,000.00
INTERNATIONAL TOWER HILL MIN                COM                   46051L104            3,550            500,000.00
ISHARES SILVER TRUST                        ISHARES               46428Q109              421             25,464.00
JAGUAR MINING INC                           COM                   47009M103            4,562            407,675.00
JOHNSON & JOHNSON                           COM                   478160104              709             11,000.00
JPMORGAN & CHASE & CO                       COM                   46625H100              808             19,400.00
KHD HUMBOLDT WEDAG INTL LTD                 COM                   482462108            1,378            101,279.00
KINROSS GOLD CORP                           COM NO PAR            496902404            5,520            300,000.00
LEUCADIA NATL CORP                          COM                   527288104              476             20,000.00
LIHIR GOLD LTD ADR                          Sponsored ADR         532349107            2,919            100,000.00
MASTERCARD INC CL A                         CL A                  57636Q104            2,560             10,000.00
MINEFINDERS LTD COM                         COM                   602900102            2,060            200,000.00
NEWMONT MINING CORP                         COM                   651639106            4,731            100,000.00
NORTHERN DYNASTY MINERALS                   COM New               66510M204            4,956            600,000.00
NORTHGATE MINERALS                          COM                   666416102            3,080          1,000,000.00
PULTE HOMES INC                             COM                   745867101              200             20,000.00
SILVERCORP METALS                           COM                   82835P103            6,600          1,000,000.00
STREETTRACKS GOLD                           GOLD SHS              78463V107            1,643             15,310.00
THOMPSON CREEK METALS CO INC                COM                   884768102            3,516            300,000.00
TRAVELERS COMPANIES                         COM                   89417E109              449              9,000.00
ALPINE GLOBAL PREMIER PPTYS                 COM SB1               02083A103              623            100,000.00
AMAZON COM INC                              COM                   023135106              269              2,000.00
AMERICAN SELECT PORTFOLIO INC               COM                   029570108              327             28,792.00
AMERICAN STRATEGIC INCOME PTFL              COM                   030099105              660             65,000.00
APPLE COMPUTER INC                          COM                   037833100              316              1,500.00
BERKSHIRE HATHAWAY                          COM                   084670207              230                 70.00
BLACKROCK INCOME TR INC                     COM                   09247F100              667            104,900.00
COHEN & STEERS QUALITY RLTY                 COM                   19247L106              615            101,352.00
DWS DREMAN VAL INCOME EDGE F                COM New               23339M204              279             23,150.00
DWS MULTI-MARKET                            SHS                   23338L108              172             20,000.00
DWS RREEF REAL ESTATE FD INC                COM                   233384106            1,413            349,000.00
DWS RREEF REAL ESTATE FD II                 COM                   23338X102            1,188          1,100,066.00
EVERGREEN MULTI-SECT INC FUN                COM SHS               30024Y104              379             26,722.00
FRANKLIN RES INC                            COM                   354613101              316              3,000.00
GABELLI DIVD & INCOME TR                    COM                   36242H104              708             54,000.00
GOOGLE INC CL A                             CL A                  38259P508              310                500.00
GSC INVESTMENT CORP                         COM                   362493108              398            220,000.00
HELIOS ADVANTAGE                            COM New               42327W206              348             52,781.00
HELIOS HIGH YIELD                           COM                   42328Q109              157             20,000.00
HIGHLAND CR STRAT FD                        COM                   43005Q107              718            113,808.00
HOME DEPOT INC                              COM                   437076102              203              7,000.00
MACQUARIE FT TR GB INF UT DI                COM                   55607W100            1,055             85,315.00
MVC CAPITAL INC                             COM                   553829102            1,198            101,500.00
NFJ DIVID INT & PREM STRTGY                 COM SHS               65337H109            1,040             70,500.00
NGP CAPITAL RESOURCE                        COM                   62912R107              780             95,931.00
NUVEEN MULTI STRAT INC GR FD                COM SHS               67073D102            1,038            135,000.00
NUVEEN MULTI-ST INC                         COM                   67073B106            1,124            150,000.00
PFIZER INC                                  COM                   717081103              182             10,000.00
PROCTOR & GAMBLE                            COM                   742718109              243              4,000.00
RMR REAL ESTATE FUND                        COM SHS               74964K609            1,282             59,477.00
WAL MART STORES INC                         COM                   931142103              203              3,800.00
WESTERN ASSET WORLDWIDE INCOME              COM                   957668106              736             57,750.00


          NAME OF ISSUER         PUT/CALL        INVESTMENT DISCRETION      OTHER MANAGERS           VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------
AGNICO EAGLE MINES                                      Defined                                          80,000.00
ANGLOGOLD ASHANTI                                       Defined                                         100,000.00
APPLE COMPUTER INC                                      Defined                                           2,500.00
BARRICK GOLD CORP                                       Defined                                         152,051.00
BECTON DICKINSON & CO                                   Defined                                           3,000.00
BERKSHIRE HATHAWAY                                      Defined                                           1,080.00
BHP BILLITON LTD                                        Defined                                          55,500.00
BROOKFIELD ASST MGMT                                    Defined                                          18,000.00
CANADIAN NATURAL RESOURCES                              Defined                                          10,000.00
COMPANIA DE MINAS                                       Defined                                         152,746.00
COSTCO WHSL CORP NEW                                    Defined                                          10,000.00
ELDORADO GOLD CORP                                      Defined                                         200,000.00
GENERAL ELECTRIC CO                                     Defined                                          36,000.00
GOLDCORP INC                                            Defined                                         112,385.00
GOLDMAN SACHS GROUP                                     Defined                                           3,900.00
GOOGLE INC CL A                                         Defined                                           2,184.00
GREAT BASIN GOLD LTD                                    Defined                                       1,000,000.00
HOVNANIAN ENTERPRISE                                    Defined                                          25,000.00
IAMGOLD CORP                                            Defined                                         200,000.00
INTERNATIONAL TOWER HILL MIN                            Defined                                         500,000.00
ISHARES SILVER TRUST                                    Defined                                          25,464.00
JAGUAR MINING INC                                       Defined                                         407,675.00
JOHNSON & JOHNSON                                       Defined                                          11,000.00
JPMORGAN & CHASE & CO                                   Defined                                          19,400.00
KHD HUMBOLDT WEDAG INTL LTD                             Defined                                         101,279.00
KINROSS GOLD CORP                                       Defined                                         300,000.00
LEUCADIA NATL CORP                                      Defined                                          20,000.00
LIHIR GOLD LTD ADR                                      Defined                                         100,000.00
MASTERCARD INC CL A                                     Defined                                          10,000.00
MINEFINDERS LTD COM                                     Defined                                         200,000.00
NEWMONT MINING CORP                                     Defined                                         100,000.00
NORTHERN DYNASTY MINERALS                               Defined                                         600,000.00
NORTHGATE MINERALS                                      Defined                                       1,000,000.00
PULTE HOMES INC                                         Defined                                          20,000.00
SILVERCORP METALS                                       Defined                                       1,000,000.00
STREETTRACKS GOLD                                       Defined                                          15,310.00
THOMPSON CREEK METALS CO INC                            Defined                                         300,000.00
TRAVELERS COMPANIES                                     Defined                                           9,000.00
ALPINE GLOBAL PREMIER PPTYS                             Defined                 1                       100,000.00
AMAZON COM INC                                          Defined                 1                         2,000.00
AMERICAN SELECT PORTFOLIO INC                           Defined                 1                        28,792.00
AMERICAN STRATEGIC  INCOME PTFL                         Defined                 1                        65,000.00
APPLE COMPUTER INC                                      Defined                 1                         1,500.00
BERKSHIRE HATHAWAY                                      Defined                 1                            70.00
BLACKROCK INCOME TR INC                                 Defined                 1                       104,900.00
COHEN & STEERS QUALITY RLTY                             Defined                 1                       101,352.00
DWS DREMAN VALUE INCOME EDGE F                          Defined                 1                        23,150.00
DWS MULTI-MARKET                                        Defined                 1                        20,000.00
DWS RREEF REAL ESTATE FD INC                            Defined                 1                       349,000.00
DWS RREEF REAL ESTATE FD II                             Defined                 1                     1,100,066.00
EVERGREEN MULTI-SECT INC FUN                            Defined                 1                        26,722.00
FRANKLIN RES INC                                        Defined                 1                         3,000.00
GABELLI DIVD & INCOME TR                                Defined                 1                        54,000.00
GOOGLE INC CL A                                         Defined                 1                           500.00
GSC INVESTMENT CORP                                     Defined                 1                       220,000.00
HELIOS ADVANTAGE                                        Defined                 1                        52,781.00
HELIOS HIGH YIELD                                       Defined                 1                        20,000.00
HIGHLAND CR STRAT FD                                    Defined                 1                       113,808.00
HOME DEPOT INC                                          Defined                 1                         7,000.00
MACQUARIE FT TR GB INF UT DI                            Defined                 1                        85,315.00
MVC CAPITAL INC                                         Defined                 1                       101,500.00
NFJ DIVID INT & PREM STRTGY                             Defined                 1                        70,500.00
NGP CAPITAL RESOURCE                                    Defined                 1                        95,931.00
NUVEEN MULTI STRAT INC GR FD                            Defined                 1                       135,000.00
NUVEEN MULTI-ST INC                                     Defined                 1                       150,000.00
PFIZER INC                                              Defined                 1                        10,000.00
PROCTOR & GAMBLE                                        Defined                 1                         4,000.00
RMR REAL ESTATE FUND                                    Defined                 1                        59,477.00
WAL MART STORES INC                                     Defined                 1                         3,800.00
WESTERN ASSET WORLDWIDE INCOME                          Defined                 1                        57,750.00